Taxation - Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 43
Deferred tax benefits	(111,826)		¥ (143,863)	¥ (47,320)
Total income tax benefits	¥ (111,783)	$ (16,207)	¥ (143,863)	¥ (47,320)